                HARTFORD SELECT LEADERS (SERIES I AND IR)
                        SEPARATE ACCOUNT THREE
                   HARTFORD LIFE INSURANCE COMPANY

                        FILE NO. 333-35000

                SUPPLEMENT DATED NOVEMBER 18, 2004
    TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2004

              SUPPLEMENT DATED NOVEMBER 18, 2004
          TO YOUR STATEMENT OF ADDITIONAL INFORMATION

Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the statement of additional information are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL
                  INFORMATION FOR FUTURE REFERENCE.

HV-5106